FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
FINANCIAL ASSETS
Cash and cash equivalents	$ 1,927	$ 2,506	$ 1,960	$ 2,198
Savings certificates	598	846
Investment securities - available for sale	77,186	57,620
Investment securities - held to maturity	26,420	82,400
Mortgage-backed securities - held to maturity	139,268	79,086
Net loans receivable	31,531	39,433
Accrued interest receivable	1,371	1,621
FHLB stock	5,682	7,595
Deposits
Savings accounts	41,808	39,770
Money market accounts	23,772	23,837
Certificates of deposit	38,829
Long-term Federal Home Loan Bank Advances	17,500	17,500
Ending balance	96,712	79,270
Interest Payable	210	257
Agency [Member]
FINANCIAL ASSETS
Investment securities - held to maturity	135,621	69,146
Private-label [Member]
FINANCIAL ASSETS
Investment securities - held to maturity	3,647	9,940
Level 1 [Member]
FINANCIAL ASSETS
Cash and cash equivalents	1,927	2,506
Savings certificates	598	846
Investment securities - available for sale
Investment securities - held to maturity
Net loans receivable
Accrued interest receivable	1,371	1,621
FHLB stock	5,682	7,595
Deposits
Non-interest-bearing accounts	14,911	15,642
NOW accounts	20,654	20,834
Savings accounts	41,808	39,770
Money market accounts	23,772	23,837
Certificates of deposit
Advance payments by borrowers for taxes and insurance	550	582
Long-term Federal Home Loan Bank Advances
Ending balance	96,712	79,270
Interest Payable	210	257
Level 1 [Member] | Agency [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Level 1 [Member] | Private-label [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Level 2 [Member]
FINANCIAL ASSETS
Cash and cash equivalents
Savings certificates
Investment securities - available for sale	77,186	57,620
Investment securities - held to maturity	26,956	84,059
Net loans receivable
Accrued interest receivable
FHLB stock
Deposits
Non-interest-bearing accounts
NOW accounts
Savings accounts
Money market accounts
Certificates of deposit
Advance payments by borrowers for taxes and insurance
Long-term Federal Home Loan Bank Advances
Ending balance
Interest Payable
Level 2 [Member] | Agency [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	135,733	69,221
Level 2 [Member] | Private-label [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	109	1,148
Level 3 [Member]
FINANCIAL ASSETS
Cash and cash equivalents
Savings certificates
Investment securities - available for sale
Investment securities - held to maturity
Net loans receivable	33,194	43,942
Accrued interest receivable
FHLB stock
Deposits
Non-interest-bearing accounts
NOW accounts
Savings accounts
Money market accounts
Certificates of deposit	38,885	41,805
Advance payments by borrowers for taxes and insurance
Long-term Federal Home Loan Bank Advances	18,525	19,187
Ending balance
Interest Payable
Level 3 [Member] | Agency [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity
Level 3 [Member] | Private-label [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	4,156	9,444
Carrying Amount [Member]
FINANCIAL ASSETS
Cash and cash equivalents	1,927	2,506
Savings certificates	598	846
Investment securities - available for sale	77,186	57,620
Investment securities - held to maturity	26,420	82,400
Net loans receivable	31,531	39,443
Accrued interest receivable	1,371	1,621
FHLB stock	5,682	7,595
Deposits
Non-interest-bearing accounts	14,911	15,642
NOW accounts	20,654	20,834
Savings accounts	41,808	39,770
Money market accounts	23,772	23,837
Certificates of deposit	38,829	41,508
Advance payments by borrowers for taxes and insurance	550	582
Long-term Federal Home Loan Bank Advances	17,500	17,500
Ending balance	96,712	79,270
Interest Payable	210	257
Carrying Amount [Member] | Agency [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	135,621	69,146
Carrying Amount [Member] | Private-label [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	3,647	9,940
Fair Value [Member]
FINANCIAL ASSETS
Cash and cash equivalents	1,927	2,506
Savings certificates	598	846
Investment securities - available for sale	77,186	57,620
Investment securities - held to maturity	26,956	84,059
Net loans receivable	33,194	43,942
Accrued interest receivable	1,371	1,621
FHLB stock	5,682	7,595
Deposits
Non-interest-bearing accounts	14,911	15,642
NOW accounts	20,654	20,834
Savings accounts	41,808	39,770
Money market accounts	23,772	23,837
Certificates of deposit	38,885	41,805
Advance payments by borrowers for taxes and insurance	550	582
Long-term Federal Home Loan Bank Advances	18,525	19,187
Ending balance	96,712	79,270
Interest Payable	210	257
Fair Value [Member] | Agency [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	135,733	69,221
Fair Value [Member] | Private-label [Member]
FINANCIAL ASSETS
Mortgage-backed securities - held to maturity	$ 4,265	$ 10,592